Stock-based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Stock-based Compensation (Tables) [Line Items]
Schedule of Black Scholes Option Pricing Model	In applying the Black Scholes option pricing model, the Company used the following assumptions for stock options granted in the six months ended June 30, 2023:
Six Months Ended
June 30, 2023
Exercise price (per share)	$0.44
Expected term (years)	6.0
Volatility (annual)	72%
Risk-free rate	3.5%
Dividend yield (per share)	0%

Schedule of Stock Options Activity	A summary of stock options activity for the six months ended June 30, 2023 is presented below:
	Stock Options	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2023	36,124,000	$0.20	7.3	$6,831
Options granted	2,511,000	$0.44
Options forfeited	(163,334)	$0.35
Options exercised	(220,000)	$0.17
Options cancelled	(210,000)	$0.19
Outstanding as of June 30, 2023	38,041,666	$0.21	7.0	$12,426
Options vested and exercisable as of June 30, 2023	30,265,209	$0.17	6.6	$11,244

RSA [Member]
Stock-based Compensation (Tables) [Line Items]
Schedule of RSA and RSUs Activities	A summary of RSA activities for the six months ended June 30, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	312,502	$0.10
Vested	(312,502)	$0.10
Nonvested as of June 30, 2023	-	$-

RSUs [Member]
Stock-based Compensation (Tables) [Line Items]
Schedule of RSA and RSUs Activities	A summary of RSU activities for the six months ended June 30, 2023 are presented below:
	Number of Shares	Weighted Average Grant Date Fair Value per Share US$
Nonvested as of January 1, 2023	-	$-
Granted	600,000	$0.45
Nonvested as of June 30, 2023	600,000	$0.45